General and administrative - Schedule of general and administrative expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expense [abstract]
Professional fees	$ 2,734,123	$ 3,101,136
General office, insurance and administration expenditures	3,616,159	1,742,550
Consulting fees	1,775,269	1,675,258
Salaries, wages and benefits	2,656,162	1,705,696
Investor relations	541,944	2,241,275
Building and facility costs	586,926	676,798
Foreign exchange loss	(186,959)	0
General and administrative	11,723,624	11,142,713
Allocated to:
Continuing operations	10,058,083	8,407,427
Discontinued operations	$ 1,665,541	$ 2,735,286